TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			260 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Related Party Transaction [Line Items]
Options granted	392,879	383,537	452,494	10,734,967
Directors [Member]
Related Party Transaction [Line Items]
Directors' fees	247	208	204
Options granted	135,000